IVY FUNDS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

May 31, 2018

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Ivy Funds (Registrant)

File Nos. 811-06569 and 033-45961 / CIK #0000883622

We are hereby transmitting for filing through EDGAR Post-Effective Amendment No. 158 (Amendment) to the Registration Statement under the Securities Act of 1933 and Amendment No. 158 to the Registration Statement under the Investment Company Act of 1940 with respect to one series of the Registrant, Ivy Cundill Global Value Fund. This transmission is being filed to reflect certain proposed changes to Ivy Cundill Global Value Fund (the “Fund”), including changes to the principal investment strategy and name of the Fund (which is intended to be re-designated as Ivy Pzena International Value Fund).

This filing is being made pursuant to paragraph (a) of Rule 485. It is proposed that this filing will become effective on July 31, 2018.

If you have any questions or comments concerning the foregoing, please contact me at (913) 236-2227.

Very truly yours,

/s/Philip A. Shipp
Philip A. Shipp
Assistant Secretary